Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
From share of changes in equities of associates	$ 11	$ 105
Additional paid-in capital	104,749	104,427	$ 103,473
Ordinary Share [Member]
From ordinary shares	93,341	93,341	93,341
Treasury shares [member]
From treasury shares	5,080	4,784	4,041
Share of Changes in Equities of Associates [Member]
From share of changes in equities of associates	146	151	0
Share Based Compensation [Member]
From share-based compensation	$ 6,182	$ 6,151	$ 6,091